DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2023
DISCONTINUED OPERATIONS
DISPOSITION

NOTE 4: DISCONTINUED OPERATIONS

On June 21, 2023, the Company and the former owners of H&J executed a Settlement Agreement and Release (the “Settlement Agreement”) whereby contemporaneously with the parties’ execution of the Settlement Agreement (i) the Company agreed to make an aggregate cash payment of $229,000 to D. Jones Tailored Collection, Ltd. (“D. Jones”), (ii) the Company issued 78,103 shares of common stock to D. Jones, and (iii) the Company assigned and transferred one hundred percent (100%) of the Company’s membership interest in H&J to D. Jones. This transaction is known as the “H&J Settlement”.

The H&J Settlement was accounted for a business disposition in accordance with ASC 810-40-40-3A. As of June 21, 2023, the Company no longer consolidated the assets, liabilities, revenues and expenses of H&J. The components of the disposition are as follows:

Cash payment due to H&J Seller	$(229,000)
Common shares issued to H&J Seller*	(1,357,043)
Total fair value of consideration received (given)	$(1,586,043)
Carrying amount of assets and liabilities
Cash and cash equivalents	18,192
Accounts receivable, net	55,782
Prepaid expenses and other current assets	25,115
Goodwill	1,130,311
Intangible assets, net	1,246,915
Deposits	4,416
Accounts payable	(40,028)
Accrued expenses and other liabilities	(734,068)
Deferred revenue	(18,347)
Due to related parties	(1,008)
Contingent consideration	(1,400,000)
Loan payable	(219,894)
Note payable - related party	(129,489)
Total carrying amount of assets and liabilities	(62,103)
Loss on disposition of business	$(1,523,940)
*	Represents the fair value of 78,103 shares of common stock issued to D. Jones.

Through June 30, 2023, the Company has made payments to D. Jones totaling $150,000. The remaining balance of $79,000 is included in accrued expenses and other liabilities on the consolidated balance sheet.

The loss of disposition of business of $1,523,940 was included in income (loss) from discontinued operations, net of tax in the consolidated statements of operations.

In accordance with the provisions of ASC 205-20, the Company has excluded the results of discontinued operations from its results of continuing operations in the accompanying consolidated statements of operations for the three and six months ended June 30, 2023 and 2022. The results of the discontinued operations of HJ for the three and six months ended June 30, 2023 and 2022 consist of the following:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Net revenues	$686,627	$1,089,569	$1,405,482	$1,892,849
Cost of net revenues	292,107	328,915	565,621	605,413
Gross profit	394,520	760,654	839,861	1,287,436
Operating expenses:
General and administrative	189,751	449,508	520,582	896,873
Sales and marketing	169,875	332,723	346,167	515,775
Distribution	—	—	—	—
Change in fair value of contingent consideration	—	—	—	—
Total operating expenses	359,626	782,231	866,749	1,412,648
Income (loss) from operations	34,894	(21,577)	(26,888)	(125,212)
Other income (expense):
Interest expense	(3,003)	(29,828)	(11,675)	(40,862)
Loss on disposition of business	(1,523,940)	—	(1,523,940)	—
Other non-operating income (expenses)	—	—	—	—
Total other income (expense), net	(1,526,944)	(29,828)	(1,535,615)	(40,862)
Income tax benefit (provision)	—	—	—	—
Net income (loss) from discontinued operations	$(1,492,050)	$(51,404)	$(1,562,503)	$(166,074)
Weighted average common shares outstanding - basic	246,809	14,329	236,824	9,836
Weighted average common shares outstanding - diluted	834,604	14,329	824,619	9,836
Net income (loss) from discontinued operations per common share - basic	$(6.05)	$(3.59)	$(6.60)	$(16.88)
Net income (loss) from discontinued operations per common share - diluted	$(6.05)	$(3.59)	$(6.60)	$(16.88)